Stock-Based Compensation - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested balances at beginning of period (in shares) | shares	0
Stock units granted through the conversion (in shares) | shares	3,540,676
Stock units granted (in shares) | shares	2,207,824
Restricted stock vested (in shares) | shares	(525,806)
Stock units forfeited (in shares) | shares	(458,481)
Unvested balances at end of period (in shares) | shares	4,764,213
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested balances at beginning of period (in dollars per share) | $ / shares	$ 0
Stock units granted through the conversion (in dollars per share) | $ / shares	12.54
Weighted average grant date fair value (in dollars per share) | $ / shares	13.95
Stock units vested (in dollars per share) | $ / shares	13.46
Stock units forfeited (in dollars per share) | $ / shares	13.11
Unvested balances at end of period (in dollars per share) | $ / shares	$ 13.03
Aggregate Intrinsic Value
Unvested balances at end of period | $	$ 52,883
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Unvested balances at end of period	1 year 3 months 18 days